Significant Accounting Policies - Summary of Impact of Transition to IFRS 15 on Total Equity (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016	[1]	Dec. 31, 2015
Disclosure of equity [line items]
Total equity		¥ 78,469	¥ 62,543	¥ 54,976		¥ 49,624
Attributable to equity shareholders of the Company		65,257	49,936
Non-controlling interests		13,212	¥ 12,607
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of equity [line items]
Earlier recognition of ticket breakage revenue	¥ 682
Change in measurement of revenue under frequent flyer award programmes	89
Related income tax	(192)
Total equity	579	(674)
Attributable to equity shareholders of the Company	526	(616)
Non-controlling interests	¥ 53	¥ (58)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).